NET FINANCE COST (Tables)	6 Months Ended
Jun. 30, 2025
NET FINANCE COST
Schedule of finance income and cost

	For the three months ended June 30,		For the six months ended June 30,
In millions	2025	2024	2025	2024
Interest income	$1.4	$2.5	$2.9	$5.2

Interest expense
Interest expense on interest bearing debt	(22.0)	(36.9)	(36.6)	(78.9)
Interest expense on lease liabilities	(7.9)	(4.9)	(15.2)	(9.2)
Interest expense related to pension liabilities	(0.1)	(0.3)	(0.2)	(0.4)
Interest expense to related parties	—	—	—	(21.8)
Other interest expense	—	(0.5)	—	(0.6)
	(30.0)	(42.6)	(52.0)	(110.9)

Foreign currency exchange gains/(losses), net & other finance costs
Exchange rate gains/(losses)	8.6	(0.9)	14.5	(12.6)
Change in fair value of interest rate derivative instruments not used in hedge accounting	—	(0.6)	—	(1.1)
Other finance cost	(1.9)	(3.6)	(3.9)	(5.4)
	6.7	(5.1)	10.6	(19.1)

Loss on debt extinguishment	—	—	—	(14.3)

Net finance cost	$(21.9)	$(45.2)	$(38.5)	$(139.1)